Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Federal Deposit Insurance Coverage Amount			$ 250,000	$ 250,000	$ 250,000
Interest earned on marketable securities held in Trust Account					$ 3,000,000
Temporary shares outstanding	0				93,328,118
Regulatory withdrawal, annual limit				325,000	$ 325,000
Net (loss) income	$ 51,404,000	$ 6,033,000
Restricted investments term					185 days
Gain loss on investments net dividend and interest held in trust account	(2,905,000)	230,000
Inventory write-down	100,000	100,000
Other than temporary impairment losses, investments	$ 0	0
Stock options
Award vesting period (in years)	4 years
Common Class A [Member]
Interest earned on marketable securities held in Trust Account				$ 1,900,000	$ 1,700,000
Temporary shares outstanding			18,124,262	18,124,262	14,097,169
Net (loss) income	$ 49,185,000	$ 4,823,000
Interest earned on marketable securities held in Trust Account Net of regulatory withdrawal			$ 1,500,000		$ 1,400,000
Gain loss on investments net dividend and interest held in trust account				$ 1,500,000	1,400,000
Common Class B [Member]
Net (loss) income				6,000,000	40,300,000
Net Income attributable to ordinary holders				4,500,000	41,700,000
Cash and Cash Equivalents [Member]
Cash held in trust			$ 17,000	$ 17,000	$ 24
Common Stock [Member]
Antidilutive securities				10,725,000	10,725,000